Annual Total Returns[BarChart] - INVESCO Dividend Income Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.15%	3.43%	21.28%	15.82%	3.41%	15.71%	9.05%	(7.37%)	18.31%	0.57%